Revenue and Expenses	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Revenues and Expenses
Revenue and expenses
Revenues
The breakdown of “Revenues” is as follows:

Millions of euros	2017	2016	2015
Rendering of services	47,175	47,321	49,681
Net sales	4,833	4,715	5,235
Total	52,008	52,036	54,916

Other income
The breakdown of “Other income” is as follows:

Millions of euros	2017	2016	2015
Own work capitalized	863	867	946
Gain on disposal of companies	3	228	18
Gain on disposal of other assets	176	130	298
Government grants	23	28	33
Other operating income	424	510	716
Total	1,489	1,763	2,011

“Gain on disposal of companies” in 2016 includes the gain on disposal of Telefónica Media Argentina, S.A. and Atlántida Comunicaciones, S.A., holding companies of the Group’s stake in Televisión Federal, S.A. (Telefé), amounting to 199 million euros.
“Gain on disposal of other assets” includes gains from the sale of telephone towers of 7 million euros, 1 million euros and 65 million euros in 2017, 2016 and 2015, respectively. In 2015 it is also included the result of a spectrum swap with AT&T carried out by Telefónica Móviles México, amounting to 79 million euros.
“Other operating income” in 2015 included the registered result from the difference between the preliminary purchase price of E-Plus estimated at the end of the valuation period and the final price agreed with KPN, which amounted to 104 million euros. In 2015 it is also included an income resulting from the expiration of an account payable in Telefónica Brazil, amounting to 98 million euros.
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2017	2016	2015
Leases	1,069	1,076	1,163
Advertising	1,211	1,256	1,367
Other external services	10,445	10,436	11,586
Taxes other than income tax	1,285	1,136	1,232
Change in trade provisions	863	799	831
Losses on disposal of fixed assets and changes in provisions for fixed assets	44	71	39
Goodwill impairment (Note 7)	—	215	104
Other operating expenses	509	352	480
Total	15,426	15,341	16,802

“Other external services” in 2015 included a 325 million euros expense in relation with the Telefónica, S.A.’s irrevocable commitment to pay a 325 million euros donation to Fundación Telefónica to provide this entity with the financing required to implement the social programs and activities it currently performs or could initiate in the short and medium term to fulfill its purpose as a foundation.
Estimated payment schedule
The estimated payment schedule in millions of euros for the next few years on operating leases and purchase and other contractual commitments (non-cancellable without penalty cost) are as follows:

12/31/2017	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Telefónica Brazil	3,451	514	1,001	718	1,218
Telefónica Germany	2,340	520	660	453	707
Telefónica Hispanoamérica	1,793	376	582	409	426
Telefónica Spain	621	104	201	164	152
Telefónica United Kingdom	464	139	135	79	111
Others	430	86	144	89	111
Operating lease obligations(1)	9,099	1,739	2,723	1,912	2,725
Purchase and other contractual obligations(2)	11,373	5,326	2,957	1,421	1,669
(1) This item includes definitive payments (non-cancellable without penalty cost). Our operating lease obligations have in some cases extension options conditioned on the applicable law of each country. Accordingly, we have included only those amounts that represent the initial contract period.
(2) This item includes definitive payments (non-cancellable without penalty cost) due for agreements to purchase goods (such as network equipment) and services.
At December 31, 2017, the present value of future payments for Telefónica Group operating leases was 7,344 million euros (2,239 million euros in Telefónica Brazil, 2,258 million euros in Telefónica Germany, 1,408 million euros in Telefónica Hispanoamérica, 604 million euros in Telefónica Spain, 432 million euros in Telefónica United Kingdom and 403 million euros in other companies classified as “Others” on the table above).
The main finance lease transactions are described in Note 22.
Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by segment (see Note 4) in 2017, 2016 and 2015, together with total headcount at December 31 each year.

	2017		2016		2015
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	28,084	27,291	30,214	28,772	31,354	32,171
Telefónica United Kingdom	6,776	6,687	7,454	7,075	7,677	7,616
Telefónica Germany	8,653	8,535	8,341	8,517	9,941	8,557
Telefónica Brazil	33,991	34,125	34,247	33,782	28,488	33,847
Telefónica Hispanoamérica	38,043	37,539	38,889	38,901	38,232	37,951
Other companies	9,824	8,541	12,975	10,276	17,877	17,364
Total	125,371	122,718	132,120	127,323	133,569	137,506

The Group consolidates GVT and DTS from May 2015 (see Note 5). The number of employees of GVT and DTS at that date was 18,179 and 1,818, respectively.
Of the final headcount at December 31, 2017, approximately 37.7% are women (37.6% at December 31, 2016).
At December 31, 2017, the number of employees with disabilities is 842 (239 in Spain).
Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2017	2016	2015
Depreciation of property, plant and equipment (Note 8)	5,953	5,951	6,071
Amortization of intangible assets (Note 6)	3,443	3,698	3,633
Total	9,396	9,649	9,704

Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities and for the interest cost accrued in the period in relation to the debt component of the mandatorily convertible notes of the parent company (which matured on September 25, 2017, see note 12) by (b) the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued upon the conversion of the said mandatorily convertible notes from the date of their issuance.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2017	2016	2015
Profit attributable to ordinary equity holders of the parent from continuing operations	3,132	2,369	616
Adjustment for the net coupon corresponding to undated deeply subordinated securities	(277)	(257)	(250)
Adjustment for the financial expense of the debt component of the mandatorily convertible notes	1	1	2
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	2,856	2,113	368

Thousands
Number of shares	2017	2016	2015
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,110,188	4,909,254	4,931,472
Adjustment for mandatorily convertible notes	—	151,265	139,116
Adjusted number of shares for basic earnings per share (excluding treasury shares)	5,110,188	5,060,519	5,070,588
Telefónica, S.A. share option plans	—	2,716	5,093
Weighted average number of ordinary shares outstanding for diluted earnings per share	5,110,188	5,063,235	5,075,681

For the purposes of calculating the earnings per share (basic and diluted), the weighted average number of shares outstanding is retrospectively adjusted for transactions that have changed the number of shares outstanding without a corresponding change in equity, as if such transactions had occurred at the beginning of the earliest period presented. Such is the case of the bonus share issues carried out to meet the scrip dividends paid in 2015 and 2016 (see Note 12).
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Figures in euros	2017	2016	2015
Basic earnings per share	0.56	0.42	0.07
Diluted earnings per share	0.56	0.42	0.07

Revenues and Expenses
Revenue and expenses
Revenues
The breakdown of “Revenues” is as follows:

Millions of euros	2017	2016	2015
Rendering of services	47,175	47,321	49,681
Net sales	4,833	4,715	5,235
Total	52,008	52,036	54,916

Other income
The breakdown of “Other income” is as follows:

Millions of euros	2017	2016	2015
Own work capitalized	863	867	946
Gain on disposal of companies	3	228	18
Gain on disposal of other assets	176	130	298
Government grants	23	28	33
Other operating income	424	510	716
Total	1,489	1,763	2,011

“Gain on disposal of companies” in 2016 includes the gain on disposal of Telefónica Media Argentina, S.A. and Atlántida Comunicaciones, S.A., holding companies of the Group’s stake in Televisión Federal, S.A. (Telefé), amounting to 199 million euros.
“Gain on disposal of other assets” includes gains from the sale of telephone towers of 7 million euros, 1 million euros and 65 million euros in 2017, 2016 and 2015, respectively. In 2015 it is also included the result of a spectrum swap with AT&T carried out by Telefónica Móviles México, amounting to 79 million euros.
“Other operating income” in 2015 included the registered result from the difference between the preliminary purchase price of E-Plus estimated at the end of the valuation period and the final price agreed with KPN, which amounted to 104 million euros. In 2015 it is also included an income resulting from the expiration of an account payable in Telefónica Brazil, amounting to 98 million euros.
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2017	2016	2015
Leases	1,069	1,076	1,163
Advertising	1,211	1,256	1,367
Other external services	10,445	10,436	11,586
Taxes other than income tax	1,285	1,136	1,232
Change in trade provisions	863	799	831
Losses on disposal of fixed assets and changes in provisions for fixed assets	44	71	39
Goodwill impairment (Note 7)	—	215	104
Other operating expenses	509	352	480
Total	15,426	15,341	16,802

“Other external services” in 2015 included a 325 million euros expense in relation with the Telefónica, S.A.’s irrevocable commitment to pay a 325 million euros donation to Fundación Telefónica to provide this entity with the financing required to implement the social programs and activities it currently performs or could initiate in the short and medium term to fulfill its purpose as a foundation.
Estimated payment schedule
The estimated payment schedule in millions of euros for the next few years on operating leases and purchase and other contractual commitments (non-cancellable without penalty cost) are as follows:

12/31/2017	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Telefónica Brazil	3,451	514	1,001	718	1,218
Telefónica Germany	2,340	520	660	453	707
Telefónica Hispanoamérica	1,793	376	582	409	426
Telefónica Spain	621	104	201	164	152
Telefónica United Kingdom	464	139	135	79	111
Others	430	86	144	89	111
Operating lease obligations(1)	9,099	1,739	2,723	1,912	2,725
Purchase and other contractual obligations(2)	11,373	5,326	2,957	1,421	1,669
(1) This item includes definitive payments (non-cancellable without penalty cost). Our operating lease obligations have in some cases extension options conditioned on the applicable law of each country. Accordingly, we have included only those amounts that represent the initial contract period.
(2) This item includes definitive payments (non-cancellable without penalty cost) due for agreements to purchase goods (such as network equipment) and services.
At December 31, 2017, the present value of future payments for Telefónica Group operating leases was 7,344 million euros (2,239 million euros in Telefónica Brazil, 2,258 million euros in Telefónica Germany, 1,408 million euros in Telefónica Hispanoamérica, 604 million euros in Telefónica Spain, 432 million euros in Telefónica United Kingdom and 403 million euros in other companies classified as “Others” on the table above).
The main finance lease transactions are described in Note 22.
Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by segment (see Note 4) in 2017, 2016 and 2015, together with total headcount at December 31 each year.

	2017		2016		2015
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	28,084	27,291	30,214	28,772	31,354	32,171
Telefónica United Kingdom	6,776	6,687	7,454	7,075	7,677	7,616
Telefónica Germany	8,653	8,535	8,341	8,517	9,941	8,557
Telefónica Brazil	33,991	34,125	34,247	33,782	28,488	33,847
Telefónica Hispanoamérica	38,043	37,539	38,889	38,901	38,232	37,951
Other companies	9,824	8,541	12,975	10,276	17,877	17,364
Total	125,371	122,718	132,120	127,323	133,569	137,506

The Group consolidates GVT and DTS from May 2015 (see Note 5). The number of employees of GVT and DTS at that date was 18,179 and 1,818, respectively.
Of the final headcount at December 31, 2017, approximately 37.7% are women (37.6% at December 31, 2016).
At December 31, 2017, the number of employees with disabilities is 842 (239 in Spain).
Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2017	2016	2015
Depreciation of property, plant and equipment (Note 8)	5,953	5,951	6,071
Amortization of intangible assets (Note 6)	3,443	3,698	3,633
Total	9,396	9,649	9,704

Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities and for the interest cost accrued in the period in relation to the debt component of the mandatorily convertible notes of the parent company (which matured on September 25, 2017, see note 12) by (b) the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued upon the conversion of the said mandatorily convertible notes from the date of their issuance.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2017	2016	2015
Profit attributable to ordinary equity holders of the parent from continuing operations	3,132	2,369	616
Adjustment for the net coupon corresponding to undated deeply subordinated securities	(277)	(257)	(250)
Adjustment for the financial expense of the debt component of the mandatorily convertible notes	1	1	2
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	2,856	2,113	368

Thousands
Number of shares	2017	2016	2015
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,110,188	4,909,254	4,931,472
Adjustment for mandatorily convertible notes	—	151,265	139,116
Adjusted number of shares for basic earnings per share (excluding treasury shares)	5,110,188	5,060,519	5,070,588
Telefónica, S.A. share option plans	—	2,716	5,093
Weighted average number of ordinary shares outstanding for diluted earnings per share	5,110,188	5,063,235	5,075,681

For the purposes of calculating the earnings per share (basic and diluted), the weighted average number of shares outstanding is retrospectively adjusted for transactions that have changed the number of shares outstanding without a corresponding change in equity, as if such transactions had occurred at the beginning of the earliest period presented. Such is the case of the bonus share issues carried out to meet the scrip dividends paid in 2015 and 2016 (see Note 12).
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Figures in euros	2017	2016	2015
Basic earnings per share	0.56	0.42	0.07
Diluted earnings per share	0.56	0.42	0.07